Going Concern	12 Months Ended
Dec. 31, 2023
Liquidity and Going Concern Uncertainties [Abstract]
GOING CONCERN

NOTE 3 –GOING CONCERN

As reflected in the consolidated financial statements, the Company incurred net losses of $32,920,724, $23,124,402 and $8,714,332 for the years ended December 31 2023, 2022 and 2021, respectively. Net cash used in operating activities were $7,282,995, $9,573,401 and $5,233,182 for the years ended December 31, 2023, 2022 and 2021, respectively. The working capital deficit was $27,672,523 as of December 31, 2023. Total cash, cash equivalents and restricted cash decreased by $673,350 and $10,322,198 for the years ended December 31, 2023 and 2022, respectively.

These adverse conditions and events raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from the issuance date of this report, the Company plans to continue implementing various measures to boost revenue and controlling the cost and expenses. Beginning in fiscal year 2022, the Company has started to transit its core business from knowledge sharing and enterprise services to sales of graphite anode material products. In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources and ability to obtain additional financial support in the future, and its operating and capital expenditure commitments. The Company intends to finance its future working capital requirements and capital expenditures from financing activities for the cash shortfalls and the negative operating cash flows. The Company expects continued capital financing through debt or equity issuances to support its working capital requirements.

As of December 31, 2023, the Company had cash of $1,395,945. The management believes that it would be able to make borrowings from banks based on past experiences and the Company’s good credit history when necessary. As of December 31, 2023, the Company had available line of credit from each of SPD Bank and Post Savings Bank of China (“Post Bank”) for RMB8,540,000 and RMB1,700,000, approximately $1,202,834 and $239,440, respectively.

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with China Everbright Bank (“Everbright Bank”) to obtain revolving fund up to RMB 100,000,000, approximately $14,084,705, for a term from June 1, 2023 to May 31, 2024. As of December 31, 2023, the Company had been able to utilize the line of credit for RMB 50,000,000 (approximately $7,042,353) with interest rates from 2% to 4.5% which would mature from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB 50,000,000. The remaining unused RMB 50,000,000 line of credit will be available to the Company if additional collateral with adequate value is acknowledged by Everbright Bank.

On January 30, 2024, Sunrise Guizhou entered into a discounted commercial bill financing arrangement with Industrial and Commercial Bank of China Xingyi Branch (“ICBC”) for a contractual term from January 30, 2024 to January 30, 2025. The Company obtained the commercial bills from customers and subsequently discounted these commercial bills in ICBC. In the event of a default by the customers who do not pay the due commercial bills to ICBC, ICBC will have recourses against the Company.

On March 8, 2024, Sunrise Guizhou obtained bank loan of RMB100,000,000, approximately $14,084,705, from China Construction Bank (“CCB”) Qianxinan Branch for a term from March 8, 2024 to March 8, 2026.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing, and financial support from its principal shareholder. In order to fully implement its business plans and sustain continued growth, the Company may also seek equity financing from outside investors when necessary.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and its consolidated financial statements.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.